Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Financial Instruments [Abstract]
Foreign exchange forward contracts representing commitments to buy and sell various foreign currencies

		For Canadian dollars					For U.S. dollars
Buy (Sell)		U.S. dollar amount	Weighted average rate	Euro amount	Weighted average rate		Peso amount	Weighted average rate

2012		173	1.0239	31	1.3648		2,586	0.0739
2012		(539)	1.0295	(15)	1.3690		(48)	0.0716
2013		72	1.0331	11	1.3884		2,111	0.0730
2013		(179)	1.0479	—	—		—	—
2014		14	1.0698	4	1.3946		1,164	0.0675
2014		(48)	1.0312	—	—		—	—

		(507)		31			5,813

	For euros
Buy (Sell)	U.S. dollar amount	Weighted average rate	GBP amount	Weighted average rate	Czech Koruna amount	Weighted average rate	Polish Zlotys amount	Weighted average rate

2012	33	0.7204	67	1.1878	2,258	0.0391	106	0.2379
2012	(76)	0.7555	(3)	1.1089	(43)	0.0409	(25)	0.2314
2013	17	0.7188	39	1.1707	1,672	0.0401	77	0.2336
2013	(42)	0.7509	(1)	1.1447	(11)	0.0401	—	—
2014	15	0.7411	27	1.1312	760	0.0402	35	0.2252
2014	(8)	0.7390	—	—	—	—	—	—
2015	—	—	8	1.1737	—	—	—	—

	(61)		137		4,636		193

Schedule of Company's financial assets and Liabilities

	2011	2010

Held-for-trading
Cash and cash equivalents	$1,325	$1,881
Investment in ABCP [note 9]	82	84

	$1,407	$1,965

Held-to-maturity investments
Severance investments	$5	$5

Available-for-sale investments
Equity investments	$12	$19

Loans and receivables
Accounts receivable	$4,398	$3,543
Long-term receivables included in other assets [note 13]	176	129

	$4,574	$3,672

Other financial liabilities
Bank indebtedness	$162	$20
Long-term debt (including portion due within one year)	71	66
Accounts payable	3,961	3,496

	$4,194	$3,582

	2011	2010

Derivatives designated as effective hedges, measured at fair value
Foreign currency contracts
Prepaid expenses	$21	$58
Other assets	15	40
Other accrued liabilities	(31)	(17)
Other long-term liabilities	(38)	(13)

	(33)	68
Natural gas contracts
Other accrued liabilities	(6)	(6)
Other long-term liabilities	(3)	(5)

	(9)	(11)

	$(42)	$57